The Company, basis of presentation and significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2019
The Company, basis of presentation and significant accounting policies
Reconciliation of IFRS 16 Lease Liabilities
Reconciliation of lease liabilities upon the initial application of IFRS 16 in € THOUS

Future minimum rental payments as of December 31, 2018 (IAS 17)	5.527.638
less short-term leases	(21.936)
less leases of low-value assets	(34.145)
other	(30.066)
Gross lease liabilities as of January 1, 2019	5.441.491
Discounting	(893.957)
Lease liabilities as a result of the initial application of IFRS 16 as of January 1, 2019	4.547.534
Lease liabilities from capital leases as of December 31, 2018 (IAS 17)	36.144
Lease liabilities as of January 1, 2019	4.583.678

Reconciliation of lease liabilities upon the initial application of IFRS 16 in € THOUS

Future minimum rental payments as of December 31, 2018 (IAS 17)	5.527.638
less short-term leases	(21.936)
less leases of low-value assets	(34.145)
other	(30.066)
Gross lease liabilities as of January 1, 2019	5.441.491
Discounting	(893.957)
Lease liabilities as a result of the initial application of IFRS 16 as of January 1, 2019	4.547.534
Lease liabilities from capital leases as of December 31, 2018 (IAS 17)	36.144
Lease liabilities as of January 1, 2019	4.583.678

Leasing on the consolidated statements of income
Leasing in the consolidated statements of income
in € THOUS
	For the three months ended June 30,	For the six months ended June 30,
	2019	2019
Depreciation on right-of-use assets	173.996	342.889
Expenses relating to short-term leases	10.282	22.493
Expenses relating to leases of low-value assets	5.668	11.807
Expenses relating to variable lease payments	2.934	9.614
Interest expense on lease liabilities	43.944	85.050

Leasing on the consolidated balance sheet
Right-of-use assets
in € THOUS
June 30,
2019
Right-of-use assets: Land	28.263
Right-of-use assets: Buildings and improvements	3.824.670
Right-of-use assets: Machinery and equipment	373.624
Right-of-use assets: Advanced Payments	96
Right-of-use assets	4.226.653